Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2013
Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Income Moderate Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	STRATEGIC INCOME MODERATE SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields.The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Inflation Focus Equity Series will normally invest at least 80% of its net assets in equity securities. In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. The Series may invest in stocks of small, large, or mid-size companies. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities. The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 35%-65% in the underlying stock funds and 35%-65% in the underlying bond funds.

		The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

		The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.
Strategic Income Moderate Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.61%
Other Expenses	rr_OtherExpensesOverAssets	5.86%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.56%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4],[5]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	1,445
Strategic Income Moderate Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	5.61%
Other Expenses	rr_OtherExpensesOverAssets	5.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.31%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[4],[5]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	1,375

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.
[3]	(AFFE)
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.